Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Amortization charge	$ 1,946	$ 1,832	$ 1,873
Cash paid for the acquisition of intangible assets and capitalized software developments	5,269	44	1,526
Outstanding consideration obligation				$ 1,462
Outstanding consideration obligation, earn-out obligation			90
Outstanding consideration obligation, foreign exchange effect			$ 26
Intangible assets	2,777	3,290
Domain Names and Related Websites
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Deferred payment	500
Intangible assets with indefinite useful life	22,642	20,270
Mobile Apps
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	1,280	3,273
Other Intangibles
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	$ 1,497	$ 17